Capitalized Cost from Contracts with Customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Incremental Costs of Obtaining Customer Contracts
Capitalized contract cost, current	€ 1,350	€ 1,246
Capitalized contract cost, non-current	3,492	3,154
Assets recognised from costs to obtain or fulfil contracts with customers	4,843	4,400
Other current non-financial assets	2,682	2,374
Other non-current non-financial assets	3,990	3,573
Other non-financial assets	€ 6,672	€ 5,947
Capitalized contract cost as % of other non-financial assets, current	50.00%	52.00%
Capitalized contract cost as % of other non-financial assets, non-current	88.00%	88.00%
Capitalized contract cost as % of Other non-financial assets	73.00%	74.00%
Capitalized cost of obtaining customer contracts
Incremental Costs of Obtaining Customer Contracts
Amortization period range	18 months to seven years
Capitalized contract cost, current	€ 1,086	€ 1,046
Capitalized contract cost, non-current	3,221	2,918
Assets recognised from costs to obtain or fulfil contracts with customers	4,307	3,964
Amortization expenses of capitalized contract costs	€ 1,107	1,000
Incremental costs
Incremental Costs of Obtaining Customer Contracts
Amortization period range	one year or less
Capitalized cost to fulfill customer contracts
Incremental Costs of Obtaining Customer Contracts
Amortization period range	five to seven years
Capitalized contract cost, current	€ 264	199
Capitalized contract cost, non-current	272	236
Assets recognised from costs to obtain or fulfil contracts with customers	536	436
Amortization expenses of capitalized contract costs	€ 418	€ 327